Business Combinations - Summary of reconciliation of purchase price consideration (Details) - Beijing OrionStar [Member] ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Cash consideration	¥ 268,724	$ 37,849	¥ 268,724	$ 37,849
Fair value of previously held equity interests			316,672	44,602
Settlement of convertible loan provided to Beijing Orionstar			118,091	16,633
Settlement of amounts due from Beijing Orionstar Group			69,648	9,810
Total			¥ 773,135	$ 108,894